Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 107	$ 24
Provision for credit losses	15	14
Exchange rate changes/other	(1)	1
Balance at end of period	121	39
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	6,115	3,419
Provision for credit losses	121	421
Net write-offs	(226)	(307)
Exchange rate changes/other	(96)	(62)
Balance at end of period	5,914	3,471
Allowance for credit losses [member] | Allowance for Loan Losses [Member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	5,639	3,100
Balance at end of period	5,478	3,139
Allowance for credit losses [member] | Other Liabilities And Provisions [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	363	295
Balance at end of period	309	292
Allowance for credit losses [member] | Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	107	24
Balance at end of period	121	39
Allowance for credit losses [member] | Other components of equity [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	6
Balance at end of period	6	1
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	518	402
Provision for credit losses	15	(7)
Net write-offs	(7)	(8)
Exchange rate changes/other	(14)	(20)
Balance at end of period	512	367
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,309	935
Provision for credit losses	69	121
Net write-offs	(59)	(111)
Exchange rate changes/other	(4)	(5)
Balance at end of period	1,315	940
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,246	832
Provision for credit losses	25	177
Net write-offs	(69)	(139)
Exchange rate changes/other	(1)	(2)
Balance at end of period	1,201	868
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	140	61
Provision for credit losses	8	14
Net write-offs	(5)	(8)
Exchange rate changes/other		(1)
Balance at end of period	143	66
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	2,795	1,165
Provision for credit losses	(11)	102
Net write-offs	(86)	(41)
Exchange rate changes/other	(76)	(35)
Balance at end of period	$ 2,622	$ 1,191